Stock Option Activity and Related Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Outstanding at beginning of year	13,142
Options, Granted	2,048
Options, Exercised	(6,041)
Options, Forfeited	(607)
Options, Outstanding at December 31, 2018	8,542
Options, Exercisable at December 31, 2018	4,007
Weighted average exercise price, Outstanding at beginning of year	$ 75.97
Weighted average exercise price, Granted	109.26
Weighted average exercise price, Exercised	59.16
Weighted average exercise price, Forfeited	84.15
Weighted average exercise price, Outstanding at December 31, 2018	95.26
Weighted average exercise price, Exercisable at December 31, 2018	$ 87.37
Aggregate intrinsic value, Outstanding	$ 101,203	$ 381,022
Aggregate intrinsic value, Exercisable as of December 31, 2018	$ 70,507